Assets Held-for-Sale (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets Held-for-Sale [Abstract]
Land		₩ 0	₩ 23,002
Buildings		1	193
Investments		0	4,921
Others	[1]	924	0
Assets Held-for-Sale		₩ 925	₩ 28,116

[1]	As DG Fairhaven Power, LLC were sold after the end of the reporting period, the assets of DG Fairhaven Power, LLC were classified as assets held-for-sale.